Document And Entity Information	12 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Entity Central Index Key	0002045371
Document Type	N-CSR
Entity Registrant Name	Corient Registered Alternatives Fund
Document Period End Date	Mar. 31, 2026
Amendment Flag	false